Derivatives, Net Gains (Losses) related to Cash Flow Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Gains (losses) (pre tax) recognized in OCI on derivatives	$ (32)	$ 52	$ 190
Gains (pre tax) reclassified from cumulative OCI into net income	296	388	571
Gains (losses) (pre tax) recognized in noninterest income for hedge ineffectiveness.	$ 1	$ (1)	$ (5)